Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	October 2022
Payment Date	11/15/2022
Transaction Month	29
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$2,254,021,429.53	79,887	56.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$411,540,000.00	0.26275%	July 15, 2021
Class A-2 Notes	$685,900,000.00	0.50%	February 15, 2023
Class A-3 Notes	$686,130,000.00	0.56%	October 15, 2024
Class A-4 Notes	$216,800,000.00	0.79%	November 15, 2025
Class B Notes	$63,160,000.00	1.19%	January 15, 2026
Class C Notes	$42,120,000.00	2.04%	December 15, 2026

Total	$2,105,650,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,391,130.64

Principal:
Principal Collections	$23,067,797.79
Prepayments in Full	$10,561,487.62
Liquidation Proceeds	$199,866.65
Recoveries	$44,742.67
Sub Total	$33,873,894.73
Collections	$35,265,025.37

Purchase Amounts:
Purchase Amounts Related to Principal	$341,389.16
Purchase Amounts Related to Interest	$122.73
Sub Total	$341,511.89

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$35,606,537.26

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	October 2022
Payment Date	11/15/2022
Transaction Month	29
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$35,606,537.26
Servicing Fee	$552,654.15	$552,654.15	$0.00	$0.00	$35,053,883.11
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$35,053,883.11
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$35,053,883.11
Interest - Class A-3 Notes	$119,183.20	$119,183.20	$0.00	$0.00	$34,934,699.91
Interest - Class A-4 Notes	$142,726.67	$142,726.67	$0.00	$0.00	$34,791,973.24
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$34,791,973.24
Interest - Class B Notes	$62,633.67	$62,633.67	$0.00	$0.00	$34,729,339.57
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$34,729,339.57
Interest - Class C Notes	$71,604.00	$71,604.00	$0.00	$0.00	$34,657,735.57
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$34,657,735.57
Regular Principal Payment	$31,972,384.94	$31,972,384.94	$0.00	$0.00	$2,685,350.63
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,685,350.63
Residual Released to Depositor	$0.00	$2,685,350.63	$0.00	$0.00	$0.00

Total		$35,606,537.26

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$31,972,384.94
Total					$31,972,384.94
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$31,972,384.94	$46.60	$119,183.20	$0.17	$32,091,568.14	$46.77
Class A-4 Notes	$0.00	$0.00	$142,726.67	$0.66	$142,726.67	$0.66
Class B Notes	$0.00	$0.00	$62,633.67	$0.99	$62,633.67	$0.99
Class C Notes	$0.00	$0.00	$71,604.00	$1.70	$71,604.00	$1.70
Total	$31,972,384.94	$15.18	$396,147.54	$0.19	$32,368,532.48	$15.37

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	October 2022
Payment Date	11/15/2022
Transaction Month	29

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$255,392,564.01	0.3722218	$223,420,179.07	0.3256237
Class A-4 Notes	$216,800,000.00	1.0000000	$216,800,000.00	1.0000000
Class B Notes	$63,160,000.00	1.0000000	$63,160,000.00	1.0000000
Class C Notes	$42,120,000.00	1.0000000	$42,120,000.00	1.0000000
Total	$577,472,564.01	0.2742491	$545,500,179.07	0.2590650

Pool Information
Weighted Average APR	2.562%	2.560%
Weighted Average Remaining Term	33.58	32.79
Number of Receivables Outstanding	38,403	37,436
Pool Balance	$663,184,985.76	$628,740,455.86
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$619,585,695.27	$587,613,310.33
Pool Factor	0.2942230	0.2789416

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$21,056,565.63
Yield Supplement Overcollateralization Amount	$41,127,145.53
Targeted Overcollateralization Amount	$83,240,276.79
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$83,240,276.79

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$21,056,565.63
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$21,056,565.63
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$21,056,565.63

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	October 2022
Payment Date	11/15/2022
Transaction Month	29
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		75	$273,988.68
(Recoveries)		54	$44,742.67
Net Loss for Current Collection Period			$229,246.01
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4148%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0621%
Second Prior Collection Period			0.2430%
Prior Collection Period			0.3222%
Current Collection Period			0.4259%
Four Month Average (Current and Prior Three Collection Periods)			0.2633%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,795	$6,773,064.22
(Cumulative Recoveries)			$1,577,202.81
Cumulative Net Loss for All Collection Periods			$5,195,861.41
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2305%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,423.28
Average Net Loss for Receivables that have experienced a Realized Loss			$1,858.98

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.01%	300	$6,327,854.58
61-90 Days Delinquent	0.16%	41	$985,489.39
91-120 Days Delinquent	0.04%	8	$227,586.16
Over 120 Days Delinquent	0.05%	14	$329,504.10
Total Delinquent Receivables	1.25%	363	$7,870,434.23

Repossession Inventory:
Repossessed in the Current Collection Period		12	$278,260.13
Total Repossessed Inventory		21	$531,032.80

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1521%
Prior Collection Period			0.1797%
Current Collection Period			0.1683%
Three Month Average			0.1667%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2453%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	October 2022
Payment Date	11/15/2022
Transaction Month	29

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	98	$2,150,660.47
2 Months Extended	158	$3,838,006.46
3+ Months Extended	18	$406,985.86

Total Receivables Extended	274	$6,395,652.79

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 4, 2022

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer